Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 25, 2021
Share-Based Compensation (Details) [Line Items]
Adjusted conversion ratio (in Dollars per share)			$ 0.5562
Share-Based Payment Arrangement, Expense		$ 124		$ 240
RSUs typically vest over period					8 years 8 months 12 days
Pursuant shares (in Shares)						6,125,000
Estimated unrecognized					$ 1,600
Weighted average period					1 year 10 months 24 days
A2021 Unit Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Unrecognized compensation costs	$ 1,200		$ 1,200
Minimum [Member]
Share-Based Compensation (Details) [Line Items]
RSUs typically vest over period			1 year
Maximum [Member]
Share-Based Compensation (Details) [Line Items]
RSUs typically vest over period			4 years
Class B Common Stock [Member] | A2021 Unit Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Units reserved for issuance (in Shares)	1,823,217		1,823,217
Class A Common Stock [Member] | Omnibus Incentive2023 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Units reserved for issuance (in Shares)	12,706,811		12,706,811
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Payment Arrangement, Expense	$ 278		$ 485
Share-Based Payment Arrangement, Option [Member] | A2021 Unit Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Units reserved for issuance (in Shares)						6,125,000
Unrecognized compensation costs, period for recognition			1 year 2 months 12 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Payment Arrangement, Expense			$ 707